Label	Element	Value
Exceed Defined Shield Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	forumfunds_SupplementTextBlock	All references to the NASDAQ Exceed Structured Protection Index (EXPROT) are herby replaced with NASDAQ Exceed Defined Protection Index (EXPROT).
Risk/Return [Heading]	rr_RiskReturnHeading	Exceed Defined Shield Index Fund